ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Compensation and related benefits	$ 8,803	$ 6,953	$ 5,496
Professional services	2,805	1,787	76
Research and development costs	1,484	355	288
Milestone payment	1,000	0
Deferred offering costs	1,970	0
Other	940	473	468
Total	$ 17,002	$ 9,568	$ 6,328